Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000017636
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Intermediate-Term Municipal Fund, Class F Shares
C000147417
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Intermediate-Term Municipal Fund, Class Y Shares
C000017624
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Municipal Fund, Class F Shares
C000147411
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Short Duration Municipal Fund, Class Y Shares
C000017631
Average Annual Return [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund, Class F Shares
C000147416
Average Annual Return [Line Items]
Line Graph and Table Measure Name	California Municipal Bond Fund, Class Y Shares
C000017627
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Massachusetts Municipal Bond Fund, Class F Shares
C000147413
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Massachusetts Municipal Bond Fund, Class Y Shares
C000017630
Average Annual Return [Line Items]
Line Graph and Table Measure Name	New Jersey Municipal Bond Fund, Class F Shares
C000147415
Average Annual Return [Line Items]
Line Graph and Table Measure Name	New Jersey Municipal Bond Fund, Class Y Shares
C000017629
Average Annual Return [Line Items]
Line Graph and Table Measure Name	New York Municipal Bond Fund, Class F Shares
C000147414
Average Annual Return [Line Items]
Line Graph and Table Measure Name	New York Municipal Bond Fund, Class Y Shares
C000017626
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pennsylvania Municipal Bond Fund, Class F Shares
C000147412
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Pennsylvania Municipal Bond Fund, Class Y Shares
C000047166
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tax-Advantaged Income Fund, Class F Shares
C000147418
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Tax-Advantaged Income Fund, Class Y Shares
Without Sales Load [Member] | C000017636
Average Annual Return [Line Items]
Average Annual Return, Percent	0.58%	0.56%	1.93%
Without Sales Load [Member] | C000147417
Average Annual Return [Line Items]
Average Annual Return, Percent	0.83%	0.82%	2.20%
Without Sales Load [Member] | C000017624
Average Annual Return [Line Items]
Average Annual Return, Percent	3.12%	1.51%	1.28%
Without Sales Load [Member] | C000147411
Average Annual Return [Line Items]
Average Annual Return, Percent	3.38%	1.76%	1.53%
Without Sales Load [Member] | C000017631
Average Annual Return [Line Items]
Average Annual Return, Percent	1.55%	(0.03%)	1.34%
Without Sales Load [Member] | C000147416
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%	0.12%	1.48%
Without Sales Load [Member] | C000017627
Average Annual Return [Line Items]
Average Annual Return, Percent	1.32%	(0.17%)	1.32%
Without Sales Load [Member] | C000147413
Average Annual Return [Line Items]
Average Annual Return, Percent	1.57%	0.00%	1.47%
Without Sales Load [Member] | C000017630
Average Annual Return [Line Items]
Average Annual Return, Percent	1.91%	0.33%	1.62%
Without Sales Load [Member] | C000147415
Average Annual Return [Line Items]
Average Annual Return, Percent	2.06%	0.48%	1.77%
Without Sales Load [Member] | C000017629
Average Annual Return [Line Items]
Average Annual Return, Percent	1.59%	0.50%	1.49%
Without Sales Load [Member] | C000147414
Average Annual Return [Line Items]
Average Annual Return, Percent	1.74%	0.67%	1.64%
Without Sales Load [Member] | C000017626
Average Annual Return [Line Items]
Average Annual Return, Percent	2.22%	0.14%	1.62%
Without Sales Load [Member] | C000147412
Average Annual Return [Line Items]
Average Annual Return, Percent	2.38%	0.28%	1.76%
Without Sales Load [Member] | C000047166
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.37%)	1.37%	3.35%
Without Sales Load [Member] | C000147418
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.13%)	1.61%	3.61%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	0.08%	0.40%	2.18%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	0.08%	0.40%	2.18%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	0.08%	0.40%	2.18%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	0.08%	0.40%	2.18%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	0.08%	0.40%	2.18%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	0.08%	0.40%	2.18%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	0.08%	0.40%	2.18%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	0.08%	0.40%	2.18%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	0.08%	0.40%	2.18%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	0.08%	0.40%	2.18%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	0.08%	0.40%	2.18%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	0.08%	0.40%	2.18%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	0.08%	0.40%	2.18%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	0.08%	0.40%	2.18%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	0.08%	0.40%	2.18%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent	0.08%	0.40%	2.18%
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Average Annual Return, Percent	1.83%	0.79%	2.23%
Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-15 Year Municipal Blend Index (2-17) (USD)
Average Annual Return, Percent	1.83%	0.79%	2.23%
Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Average Annual Return, Percent	3.26%	1.65%	1.53%
Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1 Year Municipal Bond Index (1-2) (USD)
Average Annual Return, Percent	3.26%	1.65%	1.53%
Bloomberg California Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Intermediate Municipal Index (USD)
Average Annual Return, Percent	2.95%	0.67%	2.05%
Bloomberg California Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg California Intermediate Municipal Index (USD)
Average Annual Return, Percent	2.95%	0.67%	2.05%
Bloomberg Massachusetts Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Intermediate Municipal Index (USD)
Average Annual Return, Percent	2.32%	0.45%	2.02%
Bloomberg Massachusetts Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Massachusetts Intermediate Municipal Index (USD)
Average Annual Return, Percent	2.32%	0.45%	2.02%
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Average Annual Return, Percent	2.79%	0.94%	2.09%
Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 3-10 Year Municipal Blend Index (2-12) (USD)
Average Annual Return, Percent	2.79%	0.94%	2.09%
Bloomberg New York Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Intermediate Municipal Index (USD)
Average Annual Return, Percent	2.54%	1.07%	2.08%
Bloomberg New York Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg New York Intermediate Municipal Index (USD)
Average Annual Return, Percent	2.54%	1.07%	2.08%
Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Average Annual Return, Percent	3.05%	0.86%	2.44%
Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Pennsylvania Intermediate Municipal Index (USD)
Average Annual Return, Percent	3.05%	0.86%	2.44%
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US
Average Annual Return, Percent	(0.87%)	1.57%	3.50%
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US
Average Annual Return, Percent	(0.87%)	1.57%	3.50%